TRANSACTIONS WITH RELATED PARTIES (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Companies Of The Group [Member]
Disclosure of transactions between related parties [line items]
Opening balances	$ 476,906	$ 546,058	$ 616,968
Loans granted	200,657	78,214	122,729
Loans payments	(104,818)	(147,366)	(193,189)
Ending balances	572,745	476,906	546,058
Associated Companies [Member]
Disclosure of transactions between related parties [line items]
Opening balances	771	532	565
Loans granted	39	318	203
Loans payments	(351)	(79)	(236)
Ending balances	459	771	532
Key Personnel [Member]
Disclosure of transactions between related parties [line items]
Opening balances	27,051	26,423	28,675
Loans granted	16,574	7,777	8,580
Loans payments	(9,754)	(7,149)	(10,832)
Ending balances	33,871	27,051	26,423
Other [Member]
Disclosure of transactions between related parties [line items]
Opening balances	7,826	7,100	1,966
Loans granted	773	1,050	6,808
Loans payments	(700)	(324)	(1,674)
Ending balances	$ 7,899	$ 7,826	$ 7,100